Document and Entity Information	Mar. 01, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Registrant Name	Fidelity Hastings Street Trust
Central Index Key	0000035348
Investment Company Type	N-1A
Amendment Flag	false